[RIVERSOURCE INVESTMENTS LOGO]


Prospectus/ Statement of Additional Information Supplement (SAI) - Feb. 15, 2006

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Fund (Prospectus Date)                                                    Prospectus Form #          SAI (date)         Form #


RiverSource(SM) Variable Portfolio - Balanced Fund (10/28/05)                S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Cash Management Fund (10/28/05)             S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Core Bond Fund (10/28/05)                   S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Core Equity Fund (02/25/05)                 S-6347-99 C             (02/25/05)         S-6347-20 C
RiverSource Variable Portfolio - Diversified Bond (10/28/05)                 S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Diversified Equity Income Fund (10/28/05)   S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Emerging Markets Fund (10/28/05)            S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Global Bond Fund (10/28/05)                 S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Global Inflation Protected
  Securities Fund (10/28/05)                                                 S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Growth Fund (10/28/05)                      S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - High Yield Bond Fund (10/28/05)             S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Income Opportunities Fund (10/28/05)        S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - International Opportunity Fund (10/28/05)   S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Large Cap Equity Fund (10/28/05)            S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Large Cap Value Fund (10/28/05)             S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Mid Cap Growth Fund (10/28/05)              S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Mid Cap Value Fund (10/28/05)               S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - New Dimensions Fund(R)(10/28/05)            S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - S&P 500 Index Fund (10/28/05)               S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Select Value Fund (10/28/05)                S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Short Duration U.S. Government
  Fund (10/28/05)                                                            S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Small Cap Advantage Fund (10/28/05)         S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Small Cap Value Fund (10/28/05)             S-6466-99 Y             (10/28/05)         S-6466-20 Y
RiverSource Variable Portfolio - Strategy Aggressive Fund (10/28/05)         S-6466-99 Y             (10/28/05)         S-6466-20 Y
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References  to  "Fund"   throughout  this  supplement  refer  to  the  foregoing
individual funds, singularly or collectively as the context requires.

SHAREHOLDER MEETINGS

At the regular shareholder meetings on Feb. 15, 2006, shareholders of the Funds listed above approved the following proposals:

1. Election of directors/trustees ("Board members"). Shareholders of all funds voted to elect Board members.

2. Amendment of the Articles of Incorporation. Shareholders of all funds voted to approve amendments to the articles of incorporation to permit the Board to establish the minimum account value and to change the name of the corporation to include the name "RiverSource."

3. Investment Management and Services Agreement ("IMS Agreement") with RiverSource Investments, LLC ("RiverSource Investments"). Shareholders of all funds voted to approve an IMS Agreement with RiverSource Investments. On Sept. 30, 2005, Ameriprise Financial, Inc., the former investment adviser to each fund and the parent company of RiverSource Investments, became a publicly traded company and on Oct. 1, 2005 transferred its investment management functions and IMS Agreement to RiverSource Investments. While these transfers did not cause a termination of the IMS Agreement, the Board determined that it would be prudent to give shareholders an opportunity to review and vote on the proposed IMS Agreement and the changes briefly described below.

   a. Performance Incentive Adjustment. For equity and balanced funds, except for RiverSource Variable Portfolio - S&P 500 Index Fund, the approved IMS Agreement clarifies the circumstances under which the Board may change an index for purposes of calculating a performance incentive adjustment.

   b. Transfer Agency Services. The approved IMS Agreement eliminates transfer agency services, which will be provided under a separate agreement.

   c. Fee Schedule. For the Funds listed in the table below, the approved IMS Agreement includes an increase in the fee schedule. For the remaining funds, the fee schedule will remain the same or decrease.
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S-6466-76 A (2/06)


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                             Table 3. Fee Schedules
------------------------------------------------------------------------------------------------------------------------------------
                                                            Fee Schedule (annual rate; in billions)
                             -------------------------------------------------------------------------------------------------------
Fund                         Current                                                Proposed
---------------------------- ------------------------------------------------------ ------------------------------------------------
VP  -  Diversified   Equity  First $.5 - .56%; next $.5 - .545%; next $1 - .53%;    First $1- .60%; next $1- .575%; next $1-.55%;
Income                       next $1 - .515%; next $3 - .50%; over $6 - .47%        next $3-.525%; next $1.5-.50%; next $2.5-.485%;
                                                                                    next $5- .47%; next $5- .45%; next $4- .425%;
                                                                                    next $26- .40%; over $50- .375%
---------------------------- ------------------------------------------------------ ------------------------------------------------
VP - Mid Cap Growth          First $.25- .65%; next $.25- .635%; next $.25-.62%;    First $1 - .70%; next $1 - .675%; next $1 -.65%;
                             next $.25 - .605%; next $1 - .59%; next $1 -.575%;     next $3- .625%; next $1.5-.60%; next $2.5-.575%;
                             over $3 - .56%                                         next $5- .55%; next $9- .525%; next $26- .50%;
                                                                                    over $50 - .475%
---------------------------- ------------------------------------------------------ ------------------------------------------------
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4. Subadvisory Agreements. Shareholders of certain funds voted to approve a subadvisory agreement between RiverSource Investments and a subadviser affiliated with RiverSource Investments, as shown in the table below.
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                         Table 4. Subadvisory Agreements
---------------------------- ------------------------------------------------------ ------------------------------------------------
Funds                        Subadviser                                             Reason for voting
---------------------------- ------------------------------------------------------ ------------------------------------------------
VP - Small Cap Advantage     Kenwood Capital Management LLC, an indirect            Increase in fee paid by RiverSource
                             partially-owned subsidiary of Ameriprise               Investments; addition of performance
                             Financial,Inc.                                         incentive adjustment; transfer of investment
                                                                                    management functions as described in
                                                                                    paragraph 3.
---------------------------- ------------------------------------------------------ ------------------------------------------------
VP-Emerging Markets,         Threadneedle International Limited, an indirect        Transfer of investment management functions
VP-International Opportunity wholly-owned subsidiary of Ameriprise                  as described in paragraph 3.
                             Financial, Inc.
---------------------------- ------------------------------------------------------ ------------------------------------------------
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5. Changes in Fundamental Investment Policies. Shareholders of all funds except the Selling Funds listed in Table 6 voted to amend or replace certain fundamental investment policies in order to standardize the policies for the
   RiverSource funds and eliminate unnecessary limitations. The revised policies include those regarding diversification, the ten percent limitation in a single issuer, lending, and borrowing. Amending or replacing these policies is not expected to have any impact on the funds' investment practices.

6. Mergers. As shown in the table below, shareholders of certain funds voted to approve the reorganization of the fund into another RiverSource fund.

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                                Table 6. Mergers

---------------------------------------------------------------------------- -------------------------------------------------------
Selling Fund (merging fund)                                                  Buying Fund (surviving fund)
---------------------------------------------------------------------------- -------------------------------------------------------
VP - New Dimensions                                                          VP - Large Cap Equity
---------------------------------------------------------------------------- -------------------------------------------------------
VP - Strategy Aggressive                                                     VP - Mid Cap Growth
---------------------------------------------------------------------------- -------------------------------------------------------
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Effective as of March 1, 2006, the Annual Fund Operating Expenses Table on page
71 of the RiverSource Variable Portfolio Fund prospectus is revised as follows:

ANNUAL FUND OPERATING EXPENSES

Expenses are based on the Fund's most recent fiscal year adjusted to reflect current fees.
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As a percentage of average daily net assets
                                                  Management   Distribution      Other             Fee waiver/expense     Net
Fund                                                fees(a)   (12b-1) fees(b) expenses(c)   Total   reimbursement(j)   expenses
 RiverSource VP - Balanced Fund                     0.54%(i)        0.13%         0.14%      0.81%       0.00%          0.81%
 RiverSource VP - Cash Management Fund              0.33%           0.13%         0.15%      0.61%       0.00%          0.61%
 RiverSource VP - Core Bond Fund                    0.48%           0.13%         0.33%      0.94%       0.11%          0.83%
 RiverSource VP - Diversified Bond Fund             0.47%           0.13%         0.17%      0.77%       0.00%          0.77%
 RiverSource VP - Diversified Equity Income Fund    0.68%(i)        0.13%         0.16%      0.97%       0.00%          0.97%
 RiverSource VP - Emerging Markets Fund(d)          1.05%(h)        0.13%         0.34%      1.52%       0.00%          1.52%
 RiverSource VP - Global Bond Fund                  0.71%           0.13%         0.20%      1.04%       0.00%          1.04%
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 As a percentage of average daily net assets (cont.)

                                                  Management   Distribution      Other             Fee waiver/expense    Net
Fund                                                fees(a)   (12b-1) fees(b) expenses(c)   Total   reimbursement(j)   expenses
 RiverSource VP - Global Inflation Protected
   Securities Fund                                  0.44%           0.13%         0.33%      0.90%       0.18%          0.72%
 RiverSource VP - Growth Fund                       0.66%(i)        0.13%         0.17%      0.96%       0.00%          0.96%
 RiverSource VP - High Yield Bond Fund              0.59%           0.13%         0.16%      0.88%       0.00%          0.88%
 RiverSource VP - Income Opportunities Fund         0.61%           0.13%         0.34%      1.08%       0.09%          0.99%
 RiverSource VP - International Opportunity Fund(d) 0.72%(h)        0.13%         0.20%      1.05%       0.00%          1.05%
 RiverSource VP - Large Cap Equity Fund             0.56%(h)        0.13%         0.14%      0.83%       0.00%          0.83%
 RiverSource VP - Large Cap Value Fund              0.60%(i)        0.13%         1.86%      2.59%       1.54%          1.05%
 RiverSource VP - Mid Cap Growth                    0.63%(h)        0.13%         0.17%      0.93%       0.00%          0.93%
 RiverSource VP - Mid Cap Value Fund                0.70%           0.13%         2.18%      3.01%       1.93%          1.08%
 RiverSource VP - New Dimensions Fund               0.51%(h)        0.13%         0.14%      0.78%       0.00%          0.78%
 RiverSource VP - S&P 500 Index Fund                0.22%           0.13%         0.18%      0.53%       0.03%          0.50%
 RiverSource VP - Select Value Fund(e)              0.77%(h)        0.13%         0.30%      1.20%       0.06%          1.14%
 RiverSource VP - Short Duration U.S. Government
   Fund                                             0.48%           0.13%         0.17%      0.78%       0.00%          0.78%
 RiverSource VP - Small Cap Advantage Fund(g)       0.80%(i)        0.13%         0.22%      1.15%       0.00%          1.15%
 RiverSource VP - Small Cap Value Fund(f)           0.92%(h)        0.13%         0.24%      1.29%       0.08%          1.21%
 RiverSource VP - Strategy Aggressive Fund          0.53%(h)        0.13%         0.16%      0.82%       0.00%          0.82%
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(a) The Fund pays RiverSource Investments a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative, transfer agent and custody services.

(d) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(e) RiverSource Investments pays GAMCO Asset Management, Inc. a fee for sub-investment advisory services.

(f) RiverSource Investments pays Royce, GSAM, Donald Smith, Franklin Portfolio Associates and Barrow, Hanley a fee for sub-investment advisory services.

(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, MN 55402) is an indirect partially-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(h) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource VP - Emerging Markets Fund, 0.04% for RiverSource VP - International Opportunity Fund, 0.02% for RiverSource VP - Large Cap Equity Fund, 0.07% for RiverSource VP - Mid Cap Growth Fund, 0.07% for RiverSource VP - New Dimensions Fund, 0.01% for RiverSource VP - Select Value Fund, 0.04% for RiverSource VP - Small Cap Value Fund and 0.07% for RiverSource VP - Strategy Aggressive Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Emerging Markets Funds Index for RiverSource VP - Emerging Markets Fund; the Lipper International Large-Cap Core Funds Index for RiverSource VP - International Opportunity Fund; the Lipper Large-Cap Core Funds Index for RiverSource VP - Large Cap Equity Fund; the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Mid Cap Growth Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - New Dimensions Fund; the Lipper Multi-Cap Value Funds Index for RiverSource VP - Select Value Fund; the Lipper Small-Cap Value Funds Index for RiverSource VP - Small Cap Value Fund; and the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Strategy Aggressive Fund.

(i) Includes the impact of a performance incentive adjustment that increased the management fee by 0.03% for RiverSource VP - Balanced Fund, 0.08% for RiverSource VP - Diversified Equity Income Fund, 0.06% for RiverSource VP - Growth Fund, 0.002% for RiverSource VP - Large Cap Value Fund and 0.01% for RiverSource VP - Small Cap Advantage Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index for RiverSource VP - Balanced Fund; the Lipper Equity Income Funds Index for RiverSource VP - Diversified Equity Income Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - Growth Fund; the Lipper Large-Cap Value Funds Index for RiverSource VP - Large Cap Value Fund; and the Lipper Small-Cap Core Funds Index for RiverSource VP - Small Cap Advantage Fund.

(j) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.83% for RiverSource VP - Core Bond Fund, 1.75% for RiverSource VP - Emerging Markets Fund, 0.72% for RiverSource VP - Global Inflation Protected Securities Fund, 0.99% for RiverSource VP - Income Opportunities Fund, 1.05% for RiverSource VP - Large Cap Value Fund, 1.00% for RiverSource VP - Mid Cap Growth Fund, 1.08% for RiverSource VP - Mid Cap Value Fund, 0.50% for RiverSource VP - S&P 500 Index Fund, 1.15% for RiverSource VP - Select Value Fund and 1.25% for RiverSource VP - Small Cap Value Fund.

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S-6466-76 A (2/06)